FINANCIAL ASSETS (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	€ 49,983	€ 40,307	€ 41,278	€ 53,808
Tax authorities amount	5,405	5,150
Current financial assets	8,461	11,658
Credit losses on current financial assets	138	138
Customers [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	€ 5,205	€ 4,899